Overview of consolidated entities	12 Months Ended
Dec. 31, 2021
Overview of consolidated entites [abstract]
Overview of consolidated entities
28	Overview of consolidated entities

Name	Country of incorporation	% equity interest*
		2021	2020	2019
Materialise NV	Belgium	100%	100%	100%
Materialise SAS	France	100%	100%	100%
Materialise GmbH	Germany	100%	100%	100%
Materialise Japan K.K.	Japan	100%	100%	100%
Materialise s.r.o.	Czech Republic	100%	100%	100%
Materialise USA, LLC	United States	99%	99%	99%
Materialise UK Ltd	United Kingdom	100%	100%	100%
OBL SAS	France	100%	100%	100%
Materialise Austria GmbH	Austria	100%	100%	100%
Materialise Sdn. Bhd.	Malaysia	100%	100%	100%
Materialise Ukraine LLC	Ukraine	100%	100%	100%
RapidFit NV	Belgium	100%	83%	83%
Meridian Technique Ltd	United Kingdom	100%	100%	100%
OrthoView Holdings Ltd	United Kingdom	100%	100%	100%
Materialise SA	Poland	100%	100%	100%
Materialise Colombia SAS	Colombia	100%	100%	100%
Materialise Motion NV	Belgium	100%	100%	50%
Materialise Shanghai Co.Ltd	China	100%	100%	100%
Engimplan Engenharia de Implante Industria & Comércio Ltda	Brazil	100%	100%	75%
Engimplan Holding Ltda	Brazil	100%	100%	100%
Materialise Limited	South-Korea	100%	100%	—
Materialise Australia PTY Ltd	Australia	100%	100%	100%
Materialise S.R.L.	Italy	100%	100%	100%
ACTech GmbH	Germany	100%	100%	100%
ACTech Holding GmbH	Germany	100%	100%	100%
ACTech, Inc.	United States	100%	100%	100%
Tianjin Zhenyuan Materialise Medical Technology Ltd	China	51%	—	—

*	The overview provides the equity interest held as of 31 December of each respective year.
The entities Materialise GmbH, Gilching, Germany, ACTech Holding GmbH, Freiberg / Saxony, Germany and ACTech GmbH, Freiberg / Saxony, Germany, have taken advantage of the exemption regulations of § 264 (3) HGB (German Commercial Code) for the financial year ending December 31, 2019, 2020 and 2021.
The entity Meridian Technique Limited (company number 03478202) has taken advantage of the exemption regulation from the requirements of the Act relating to the audit of accounts under section 479A of the Companies Act 2006 for the financial year ending December 31, 2021.